Accounts receivable net	6 Months Ended
Mar. 31, 2024
Accounts receivable net
Accounts receivable, net

Note 3 – Accounts receivable, net

Accounts receivable consisted of the following:

	March 31,	September 30,
	2024	2023
	(unaudited)
Accounts receivable	$33,559,596	$29,509,165
Less: allowance for doubtful accounts	(184,882)	(496,299)
Accounts receivable, net	$33,374,714	$29,012,866

The Company’s accounts receivable primarily include balances due from customers when the Company’s activated carbon products and biomass electricity are sold and delivered to customers.

The movement of allowance for doubtful accounts was as follows:

	March 31,	September 30,
	2024	2023
	(unaudited)
Balance as of beginning of period	$496,299	$330,990
Addition	-	179,562
Reversal	(317,232)	-
Translation adjustments	5,815	(14,253)
Balance as of end of period	$184,882	$496,299